June 18, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
SEC Headquarters
100 F Street, NE
Washington, D.C. 20549-0506

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
Pre-Effective Amendment No. 3
File Number 333-147273

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 3 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On November 9, 2007, Nationwide filed an initial Registration Statement on Form N-4 for Flexible Premium Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated January 7, 2008.  On March 25, 2008, Nationwide filed Pre-Effective Amendment No. 1 to the Registration Statement.  Nationwide received your oral comments on April 18, 2008.  On May 8, 2008, Nationwide filed Pre-Effective Amendment No. 2 to the Registration Statement.  Nationwide received your oral comments on or about June 2, 2008.  We have reviewed those comments and respectfully submit the following responses and revisions (incorporated into this Pre-Effective Amendment No. 3) to address the comments.  The Pre-Effective Amendment No. 3 is redlined for ease of reference.

Comment 1.                      Underlying Mutual Fund Annual Expenses.  Please remove the duplicative disclosure that appears before and after the Underlying Mutual Fund Annual Expenses table.

Response.  We have removed the duplicative disclosure that appears before and after the Underlying Mutual Fund Annual Expenses table.

Comment 2.                                Example Table.  Please remove the Example expense columns associated with years 5 and 10 pursuant to Form N-4.

Response.  We have amended the Example table to remove expense example columns for 5 and 10 year durations.

Comment 3.                                5% and 7% Lifetime Income Options.  Please add disclosure clarifying the fact that minimum distribution requirements of the Internal Revenue Code may require distributions from the contract prior to the contract owner’s reaching age 81, and thus may prohibit the contract owner from receiving a lifetime percentage factor of 6% or 7%.

Response.  For both the 5% Lifetime Income Option and the 7% Lifetime Income Option, we have amended the paragraph following the lifetime percentage table to read as follows:

A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax advisor.

Comment 4.                                5% and 7% Lifetime Income Options.  The tables containing the lifetime percentages and terminology used for this part of the features may be confusing to readers because readers may think that these percentages should correspond to the feature’s title (i.e., 5% and 7%).  Please consider changing the terminology to avoid confusion.

Response.  We have changed the tables in each of these options to remove the reference to 5% or 7%.  Also, we have replaced the term “lifetime income percentage” to “lifetime withdrawal percentage” in an effort to avoid confusion.

Comment 5.                                Annuity Commencement Date. Please amend this provision to caution investors that the default annuity commencement date will trigger annuitization, and thus will terminate all benefits and guarantees associated with the 5% and 7% Lifetime Income Options.

Response.  The annuity commencement date is the date annuity payments are scheduled to begin.  However, Nationwide will not begin annuitization until affirmatively elected by the contract owner (see, second sentence of “Annuitization Date” provision).  To clarify our administrative processes with regard to the annuity commencement date and its interaction with the Lifetime Income Options, we have amended the “Annuity Commencement Date” provision to add the following subsection:

Annuity Commencement Date and Lifetime Income Options

If the contract owner elected a Lifetime Income Option, Nationwide will, approximately three months before the annuity commencement date, notify the contract owner of the impending annuity commencement date and give the contract owner the opportunity to defer the annuity commencement date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the annuity commencement date may have negative tax consequences.  See “Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs” in Appendix C, the “7% Lifetime Income Option,” and the “5% Lifetime Income Option provisions in this prospectus.  Consult a qualified tax advisor.

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Please contact me directly at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company

Cc:                                           Rebecca Marquigny, Esq.